TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of current trade and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition of current trade and other accounts payable [Abstract]
Maintenance	$ 375,144	$ 116,103
Suppliers technical purchases	328,811	281,452
Handling and ground handling	176,142	137,626
Boarding Fees	171,128	181,049
Leases, maintenance and IT services	143,586	110,472
Professional services and advisory	129,682	146,753
Airport charges and overflight	104,241	142,709
Other personnel expenses	90,410	105,696
Aircraft Fuel	77,171	143,119
Services on board	56,072	58,099
Marketing	49,865	53,419
Air companies	32,152	27,668
Crew	12,007	16,541
Achievement of goals	11,144	6,622
Jol Fleet	9,891	7,840
Land services	6,553	10,466
Others	192,634	212,165
Total trade and other accounts payables	$ 1,966,633	$ 1,757,799